share-based compensation - TELUS International (Cda) Inc. share options (Details)	12 Months Ended
	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares
share-based compensation
Exercise period	10 years
TELUS International (Cda) Inc. share options
share-based compensation
Weighted average share option price, exercisable	$ 25.00	$ 23.75
Weighted average remaining contractual life (years)	7 years 2 months 12 days
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	2,677,297	3,180,767
Weighted average share price of options outstanding, beginning of period	$ 10.27	$ 9.86
Number of share options exercised | Options	(124,337)	(293,860)
Weighted average share price of options exercised	$ 8.46	$ 8.46
Number of share options forfeited | Options	(16,177)	(209,610)
Weighted average share price of options forfeited	$ 5.77	$ 6.59
Number of share options outstanding, end of period | Options	2,536,783	2,677,297
Weighted average share price of options outstanding, end of period	$ 10.39	$ 10.27
Number of options exercisable | Options	2,316,683	2,210,126
Weighted average share option price, exercisable	$ 9.00	$ 8.23
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	2,096,582
Number of share options outstanding, end of period | Options		2,096,582
TELUS International (Cda) Inc. subordinated voting share options share-based compensation
Weighted average remaining contractual life (years)	3 years
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%
Option price	$ 4.87
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	100.00%
Option price	$ 8.95